Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 97.9%

BRAZIL — 12.7%
MercadoLibre, Inc. *	8,128	$10,713,192

CANADA — 1.5%
Shopify, Inc., Class A *	27,131	1,300,660

CHINA — 11.5%
Alibaba Group Holding Ltd. *	143,224	1,814,003
Meituan, Class B *	219,030	3,973,689
NIO, Inc. ADR *	103,830	1,091,253
Tencent Holdings Ltd.	58,100	2,839,308
		9,718,253
DENMARK — 3.7%
Genmab A/S *	8,219	3,106,826

FRANCE — 11.3%
Hermes International	1,799	3,643,437
Kering	6,001	3,915,222
L'Oreal SA	4,385	1,959,405
		9,518,064
GERMANY — 4.0%
Zalando SE *	80,690	3,381,761

ITALY — 4.7%
Ferrari NV	14,635	3,965,848

JAPAN — 2.0%
M3, Inc.	65,600	1,651,090

NETHERLANDS — 18.0%
Adyen NV *	2,961	4,718,143
ASML Holding NV	15,296	10,423,431
		15,141,574
SOUTH KOREA — 3.6%
Delivery Hero SE *	88,755	3,027,870

SWEDEN — 2.9%
Atlas Copco AB, B Shares	114,125	1,312,751
Kinnevik AB, B Shares *	76,213	1,139,605
		2,452,356
UNITED KINGDOM — 2.8%
Ocado Group PLC *	354,648	2,348,268

UNITED STATES — 19.2%
Ginkgo Bioworks Holdings, Inc. *	172,294	229,151
Illumina, Inc. *	9,823	2,284,339
Moderna, Inc. *	27,096	4,161,404
NVIDIA Corp.	9,877	2,743,534
SolarEdge Technologies, Inc. *	4,110	1,249,235
Spotify Technology SA *	24,204	3,234,138

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
Tesla, Inc. *	10,753	$2,230,817
		16,132,618
TOTAL INVESTMENTS — 97.9%
(cost $83,205,154)		$82,458,380
Other assets less liabilities — 2.1%		1,749,781
NET ASSETS — 100.0%		$84,208,161

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$29,237,723	$53,220,657	$—	$82,458,380
Total	$29,237,723	$53,220,657	$—	$82,458,380

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.